Shareholders’ Equity (Deficit)	6 Months Ended
Jun. 30, 2024
Shareholders’ Equity (Deficit) [Abstract]
SHAREHOLDERS’ EQUITY (DEFICIT)
NOTE 6:-	SHAREHOLDERS’ EQUITY (DEFICIT)

a.	Ordinary share capital (with no par value) is composed as follows:

	June 30, 2024		December 31, 2023
	Unaudited		Audited
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
Number of shares

Ordinary shares	107,800,000	4,797,252	107,800,000	1,653,559

b.	Financing rounds:

On March 29, 2023, the Company entered into a private placement of unregistered pre-funded warrants to purchase up to 345,238 Ordinary shares (the “PFW”), at a price of $12.60 per PFW with certain of the Company’s existing shareholders. The PFWs have an exercise price of $0.003 per Ordinary share. Accordingly, the consideration for the PFWs amounted to $3,987, net of related placement fees and other offering expenses which amounted to a total of $362. In accordance with ASC No. 480, “Distinguishing Liabilities from Equity” (“ASC 480”), and ASC No. 815-40, “Derivatives and Hedging” (“ASC 815”), the PFWs were qualified for equity accounting.

On March 31, 2023, the Company closed a public offering which was comprised of 561,967 Ordinary shares (inclusive of 73,300 Ordinary shares pursuant to the full exercise of an overallotment option granted to the underwriters), at a public offering price of $12.60 per share (the “Public Offering”). The proceeds to the Company from the Public Offering were $6,415, net of underwriting commissions and other offering expenses which amounted to $665.

Following the Public Offering, the Company did not have a sufficient number of authorized Ordinary shares to cover 167,115 PFWs, and as a result, in accordance with ASC 815, these PFWs, which amounted to $2,106, were classified as a liability at fair value.

On May 5, 2023, the shareholders of the Company approved to increase the Company’s authorized share capital by 60,000,000, from 47,800,000 to 107,800,000 Ordinary shares, and as a result, in accordance with ASC 480 and 815-40, these PFWs were classified under equity accounting at their fair value, which amounted to $1,905. The change in the PFWs’ fair value was accounted for as financial expenses in the amount of $201.

On May 11, 2023, all of the PFWs were exercised into 345,151 Ordinary shares on a cashless basis.

On January 4, 2024, the Company entered into a definitive securities purchase agreement for a private placement financing, led by leading U.S. life sciences-focused investors and certain existing investors. Under the securities purchase agreement, the investors purchased 3,143,693 of the Company’s Ordinary shares at a purchase price of $4.81 per share, pre-funded warrants to purchase up to 227,619 Ordinary shares at an exercise price of $0.0001 per share and warrants to purchase up to 3,371,312 Ordinary shares at an exercise price of $5.50 per share. The warrants expire upon the earlier of two years from the date of issuance and 10 trading days following the Company’s announcement of the positive recommendation by Data Safety Monitoring Board regarding the Company’s unblinded interim analysis in its SHIELD II Phase 3 trial of D-PLEX100 resulting in the stopping of the trial due to positive efficacy. The proceeds to the Company amounted to $14,999, net of issuance cost. Exercise of the warrants in full would result in an additional $18,542 in proceeds to the Company. The closing of the offering occurred on January 9, 2024.

In accordance with ASC 480 and ASC 815, the pre-funded warrants and the warrants were qualified for equity accounting. The fair value for warrant to purchase an ordinary share is $4.52.

The Black-Scholes option pricing model assumptions used to value the warrants at the grant date are presented in the following table:

Dividend yield (%)	0
Expected volatility (%)	117.40-134.00
Risk-free interest rate (%)	4.36-5.08
Expected term (in years)	0.68-2.00

c.	Share option plan:

The Company’s board of directors authorizes option grants through its 2012 Share Option Plan to officers, directors, advisors, management and other key employees. The options granted generally have a four-year vesting period and expire ten years after the date of grant. Options granted under the Company’s option plan that are canceled or forfeited before expiration become available for future grant.

On May 6, 2024, the Company’s board of directors approved to increase the Company’s options pool by an additional 2,000,000 options from 312,403 to 2,312,403.

As of June 30, 2024, 867,124 of the Company’s options were available for future grants.

During the first quarter of 2023, the Company decreased the exercise price of 67,385 options granted to all employees and a consultant under the 2012 Share Option Plan. As of the modification date, the options can be exercised for $23.07 (the “Repricing”). Following the Repricing, the Company accounted for an incremental value in the total amount of $562, of which $307 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

On May 5, 2023, the Company’s board of directors also approved a similar exercise price decrease of 17,417 options previously granted to the Company’s Chief Executive Officer and board members. Therefore, the Company accounted for an incremental value in the total amount of $63, of which $50 was recognized as of the modification date due to vested options, and the rest of the amount will be expensed based on the vesting conditions of each grant.

A summary of the status of options to employees and non-employees, including Directors, under the Company’s 2012 Share Option Plan as of and for the six-month period ended June 30, 2024, and changes during the period then ended is presented below (unaudited):

	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of period	254,436	$22.41	$-	8.24
Granted	1,199,975	$4.64
Forfeited and expired	(14,706)	$51.53

Outstanding at end of period	1,439,705	$7.30	$-	9.52

Exercisable options	73,501	$38.73	$-	5.30

Vested and expected to vest	1,439,705	$7.30	$-	9.44

The Black-Scholes option pricing model assumptions used to value the employee share options at the grant dates are presented in the following table for the six-month period ended June 30, 2024:

Dividend yield (%)	0
Expected volatility (%)	97.10-98.39
Risk-free interest rate (%)	4.43-5.06
Expected term (in years)	0.5-6.1

The total share-based compensation expense recognized by the Company’s departments:

	Six Months Ended June 30,
	2024	2023
	Unaudited

Research and development	$849	$1,022
Marketing and business development	144	191
General and administrative	447	757

	$1,440	$1,970

As of June 30, 2024, there were unrecognized compensation costs of $6,305, which are expected to be recognized over a weighted average period of approximately 3.07 years.

On May 6, 2024, the Board of directors granted a total of 280,000 milestone-based options to the Company’s officers (collectively, the “Milestone-Based Options”). The milestone condition was set as either the interim analysis outcome of early stopping of the Company’s SHIELD II Phase 3 trial of D-PLEX100 for efficacy or top-line results (primary endpoint) with overall alpha level of up to (and including) 5%.

The average exercise price for Milestone-Based Options is $4.64.

As of June 30, 2024, the milestone condition is not probable of being achieved; therefore, no compensation costs were recognized.

d.	Warrants and pre-funded warrants:

As of June 30, 2024, all warrants are exercisable into Ordinary shares, in which the outstanding issued warrants as of June 30, 2024, were as follows (unaudited):

Grant date	Warrants outstanding as of June 30, 2024	Average Exercise price per share ($)	Warrants exercisable as of June 30, 2024	Exercisable through

September 2020	597	$480.00	597	September 2024
April 2022	5,193	$12.60	5,193	April 2029
July 2022	1,298	$12.60	1,298	April 2029
January 2024	3,371,312	$5.50	3,371,312	January 2026 *)
January 2024	227,619	$0.0001	227,619	No maturity date *)

	3,606,019		3,606,019

No Warrants were exercised during the six-month period ended June 30, 2024.

*) See note 6b.